Other receivables (Details) - DKK (kr) kr in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Other receivables
VAT	kr 5,437	kr 2,980
Other	2,498	388
Total other receivables	kr 7,935	kr 3,368	[1]	kr 4,979

[1]	See note 1 to the consolidated financial statements.